Segment and geographic information (Tables)	12 Months Ended
Jun. 30, 2025
Segment and geographic information
Schedule of reconciliation of the Company's segment EBITDA to consolidated net income

The following is a reconciliation of the Company’s segment EBITDA to consolidated net income from the previous operating segments online operations and retail stores to the combined operating segment Luxury | Mytheresa for the fiscal year ended June 30, 2024.

	Fiscal year ended June 30, 2024 (restated) (3)
		Retail	Corporate	Luxury		IFRS
(in € thousands)	Online	Stores	Costs(1)	Mytheresa	Reconciliation(2)	consolidated
Net Sales	826,690	14,162	—	840,852	—	840,852
Segment EBITDA	37,396	4,516	(16,072)	25,840	(32,589)	(6,748)
Depreciation, amortization and impairment losses						(15,205)
Finance income (costs), net						(4,772)
Income tax expense						1,814
Net loss from continuing operations						(24,912)
(1)	During the year ended June 30, 2024, there were €16,072 thousand in corporate administrative expenses that were not assigned to either the online operations or retail stores. Corporate administrative expenses were not allocated to the segments as Group functions were managed centrally.
(2)	During the year ended June 30, 2024, there were €14,081 thousand in expenses related to Other transaction-related, certain legal and other expenses and €18,508 thousand related to share-based compensation.
(3)	Prior to fiscal 2025, corporate costs were not allocated to any segment. Starting with fiscal 2025 and driven by the YNAP acquisition, to align with the changes in the group structure, management now includes corporate costs in the respective segments. The effect for fiscal year 2024 is presented in the column “Corporate costs” in the table above.

The following is a reconciliation of the Company’s segment EBITDA to consolidated net income for the fiscal year ended June 30, 2025, in accordance with the revised segment structure following the YNAP Acquisition.

	Fiscal year ended June 30, 2025
	Luxury	Luxury		Total			IFRS
(in € thousands)	Mytheresa	NAP & MRP(1)	Off-Price(1) (7)	Segments	Other(1) (2)	Reconciliation(3)(4)(5)(6)	consolidated
Net sales	916,103	213,829	78,777	1,208,709	19,772	(2,167)	1,226,314
Segment EBITDA	44,581	8,515	(4,614)	48,483	1,048	556,516	606,048
Depreciation, amortization and impairment losses							(25,351)
Finance income (costs), net							(5,072)
Income tax expense							(3,570)
Net income from continuing operations							572,054
(1)	Includes the period starting from the date of acquisition.
(2)

Represents Online Flagship Stores (“OFS”) and Feng Mao (“FM”) businesses being wound down, and for which the financial information is not regularly reviewed by the Chief Operating Decision Maker (CODM), and therefore are not considered operating segments.

(3)	During the year ended June 30, 2025 there were €52,725 thousand related to Other transaction-related, certain legal and other expenses.
(4)

Certain members of management and supervisory board members have been granted share-based compensation for which the related expense is recognized over the applicable vesting periods. Management adjusts Segment EBITDA to exclude share-based compensation expense, as it is not considered indicative of the Group’s underlying operating performance. For the year ended June 30, 2025, share-based compensation expense amounted to €14,287 thousand and is reflected in the reconciliation column, primarily within Selling, general and administrative expenses.

(5)

Includes the gain on bargain purchase of €623,531 thousand recognized during the year ended June 30, 2025 is reflected in the reconciliation column. Refer to Note 6 – Business Combination for further details.

(6)

During the year ended June 30, 2025, intersegmental net sales between Luxury | Mytheresa and THE OUTNET were included in Net sales, with corresponding amounts included in Cost of sales, exclusive of depreciation and amortization. As these intercompany transactions are eliminated on consolidation, the related amounts are reflected in the reconciliation column.

(7)

The comparative information for the year ended June 30, 2025 has been revised to reflect the exclusion of THE OUTNET (“TON”) from the Off-Price segment in connection with the announced and completed sale of TON during the current fiscal year. Accordingly, TON amounts of €35,963 thousand and negative €2,095 thousand were removed from Off-Price Net Sales and Off-Price Segment EBITDA, respectively. Prior to this revision, TON’s results were included within the Off-Price segment.

The following is a reconciliation of the Company’s segment EBITDA to consolidated net income for the fiscal year ended June 30, 2026, in accordance with the revised segment structure following the YNAP Acquisition as well as the subsequent sale of THE OUTNET.

	Fiscal year ended June 30, 2026
	Luxury	Luxury		Segments			IFRS
(in € thousand)	Mytheresa	NAP & MRP	Off-Price	Total	Other(1) (2)	Reconciliation(3)(4)(5)(6)	consolidated
Net sales	994,264	994,776	485,129	2,474,169	33,556	(5,030)	2,502,695
Segment EBITDA	62,312	(5,958)	(45,522)	10,833	2,484	(113,504)	(100,187)
Depreciation, amortization and impairment losses							(55,613)
Finance income (costs), net							(4,195)
Income tax expense							2,752
Net loss from continuing operations							(157,243)
(1)	Represents Online Flagship Stores (“OFS”) and Feng Mao (“FM”) businesses being wound down, and for which the financial information is not regularly reviewed by the Chief Operating Decision Maker (CODM), and therefore are not considered operating segments.
(2)	Represents revenues recognized and expenses incurred during the period from May 1, 2026 through June 30, 2026 in connection with the Transition Services Agreement entered into in connection with the completed sale of THE OUTNET. Refer to Note 32 - Discontinued Operations for further details.
(3)	During the year ended June 30, 2026 there were €81,734 thousand related to Other transaction-related, certain legal and other expenses.
(4)	Certain members of management and supervisory board members have been granted share-based compensation for which the related expense is recognized over the applicable vesting periods. Management adjusts Segment EBITDA to exclude share-based compensation expense, as it is not considered indicative of the Group’s underlying operating performance. For the year ended June 30, 2026, share-based compensation expense amounted to €19,690 thousand and is reflected in the reconciliation column, primarily within Selling, general and administrative expenses.
(5)	Includes foreign exchange gains and losses arising on intercompany balances, recorded in Other income (expense), net. These amounts are excluded from Segment EBITDA, as they reflect increased foreign exchange volatility on intra-group cash balances. The adjustment represents a foreign exchange loss of €12,081 thousand for the year ended June 30, 2026.
(6)	During the fiscal years ended June 30, 2025 and June 30, 2026, net sales include inter-segmental sales of €2,167 thousand and €5,030 thousand respectively with corresponding amounts included in Cost of sales, exclusive of depreciation and amortization. As these intercompany transactions are eliminated on consolidation, the related amounts are reflected in the reconciliation column.

Schedule of of non-current assets excluding deferred tax assets by geographic location

Non-current assets excluding financial instruments and deferred tax assets:

(in € thousands)	June 30, 2025	June 30, 2026
Germany	237,880	231,703
Italy	80,185	60,679
United Kingdom	60,701	56,287
USA	41,256	19,899
Other	5,618	1,229
	425,640	369,796